Pruco Life Insurance Company	Thomas C. Castano
Assistant General Counsel
Law Department

Pruco Life Insurance Company

213 Washington Street

Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

May 3, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Pruco Life Variable Contract Real Property Account

(Registration No. 33-86780)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 12 and (ii) the text of Post-Effective Amendment No. 21 was filed electronically on April 14, 2005 (Accession No. 0000801348-05-000003).

By:	_/s/___________________________
Thomas C. Castano
Assistant General Counsel
Pruco Life Insurance Company

via EDGAR